Estimated Fair Value of Options on Dates of Each Grant Using Binomial Option Pricing Model (Detail)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield			0.73%
Expected volatility		0.00%
Risk-free interest rate, lower range	6.73%		7.71%
Risk-free interest rate, upper range	7.20%		8.07%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.65%
Expected volatility	19.94%	0.00%	23.29%
Expected term (in years)	4 years 7 months 28 days		4 years 2 months 16 days
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.66%	0.00%
Expected volatility	21.65%		26.46%
Risk-free interest rate, lower range		0.00%
Risk-free interest rate, upper range		0.00%
Expected term (in years)	6 years 22 days		5 years 7 months 28 days